Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Twelve month periods ending
Current portion of long term debt	$ 7,532	$ 0
Long term debt, net	751,898	743,719
Long term debt
Twelve month periods ending
June 30, 2018	7,532
June 30, 2019	267,630
June 30, 2020	210,064
June 30, 2021	135,246
June 30, 2022	83,078
June 30, 2023 and thereafter	64,143
Total Long term debt	767,693
Unamortized Deferred financing fees	8,263	$ 9,214
Total Long term debt, net	759,430
Current portion of long term debt	7,532
Long term debt, net	$ 751,898